Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS:

In July 2024 the Company received NIS 539,122 (approximately $149,768) from the IIA as a pre-payment of the grant as approved in relation with a development project. The grant creates an obligation with respect to the grants received from the IIA, contingent upon entitled future sales.

As of June 30, 2024, there is no impact on the financial statements.